Property, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2024
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [Table Text Block]
	Computer equipment	Computer software	Office equipment	Mining equipment	Office improvements	Total
Cost	$	$	$	$	$	$
Balance - April 30, 2022	39,916	-	39,873	144,598	185,411	409,798
Additions	29,326	55,212	8,565	165,637	27,112	285,852
Disposal	-	-	-	-	-	-
Effect of change in exchange rate	9,992	-	9,005	45,279	40,673	104,949
Balance - April 30, 2023	79,234	55,212	57,443	355,514	253,196	800,599
Additions	7,197	37,003	69,579	389,398	-	503,177
Disposal	-	-	-	-	-	-
Effect of change in exchange rate	4,909	-	4,860	32,128	17,012	58,909
Balance - April 30, 2024	91,340	92,215	131,882	777,040	270,208	1,362,685

Accumulated Amortization
Balance - April 30, 2022	15,005	-	8,121	53,299	28,507	104,932
Amortization	17,537	55,212	28,896	61,741	105,800	269,186
Disposal	-	-	-	-	-	-
Effect of change in exchange rate	3,480	-	5,343	13,613	19,317	41,753
Balance - April 30, 2023	36,022	55,212	42,360	128,653	153,624	415,871
Amortization	20,808	37,003	82,016	85,565	103,584	328,976
Disposal	-	-	-	-	-	-
Effect of change in exchange rate	2,353	-	4,936	9,145	12,960	29,394
Balance - April 30, 2024	59,183	92,215	129,312	223,363	270,168	774,241

Carrying amounts
As at April 30, 2023	43,212	-	15,083	226,861	99,572	384,728
As at April 30, 2024	32,157	-	2,570	553,677	40	588,444